Current and Non-current Distinction (Tables)	12 Months Ended
Mar. 31, 2026
Text Block1 [Abstract]
Summary of Current and Non-Current Distinction
The following tables present an analysis of financial assets and liabilities, excluding cash and deposits with banks, trading assets and liabilities, and derivative financial instruments, by amounts recovered or settled, not more than twelve months or more than twelve months, at March 31, 2026 and 2025.

	At March 31, 2026
	Amounts recovered or settled
	Not more than twelve months	More than twelve months	Total
	(In millions)
Assets:
Call loans and bills bought	¥7,859,702	¥25,355	¥7,885,057
Reverse repurchase agreements and cash collateral on securities borrowed	25,430,322	38,420	25,468,742
Financial assets at fair value through profit or loss	1,931	2,703,182	2,705,113
Investment securities:
Debt instruments at amortized cost	64,783	4,698,933	4,763,716
Debt instruments at fair value through other comprehensive income	7,762,738	15,505,964	23,268,702
Equity instruments at fair value through other comprehensive income	—	5,505,439	5,505,439
Loans and advances	46,404,600	84,111,641	130,516,241
Other financial assets	11,583,734	292,439	11,876,173
Liabilities:
Deposits	¥196,919,463	¥5,010,964	¥201,930,427
Call money and bills sold	3,656,737	—	3,656,737
Repurchase agreements and cash collateral on securities lent	24,176,556	—	24,176,556
Financial liabilities designated at fair value through profit or loss	76,780	584,644	661,424
Borrowings	4,913,681	5,637,976	10,551,657
Debt securities in issue	6,354,558	10,221,865	16,576,423
Other financial liabilities	16,415,268	9,752	16,425,020

	At March 31, 2025
	Amounts recovered or settled
	Not more than twelve months	More than twelve months	Total
	(In millions)
Assets:
Call loans and bills bought	¥5,179,876	¥20,913	¥5,200,789
Reverse repurchase agreements and cash collateral on securities borrowed	22,076,009	—	22,076,009
Financial assets at fair value through profit or loss	1,143	2,901,826	2,902,969
Investment securities:
Debt instruments at amortized cost	47,746	319,251	366,997
Debt instruments at fair value through other comprehensive income	13,870,308	14,137,972	28,008,280
Equity instruments at fair value through other comprehensive income	—	5,170,856	5,170,856
Loans and advances	45,487,002	79,703,817	125,190,819
Other financial assets	6,938,327	123,312	7,061,639
Liabilities:
Deposits	¥184,778,247	¥5,244,495	¥190,022,742
Call money and bills sold	4,378,277	—	4,378,277
Repurchase agreements and cash collateral on securities lent	27,791,101	—	27,791,101
Financial liabilities designated at fair value through profit or loss	43,698	554,148	597,846
Borrowings	4,664,053	8,033,646	12,697,699
Debt securities in issue	5,226,279	9,161,136	14,387,415
Other financial liabilities	10,336,163	10,771	10,346,934